Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
(12)	Leases
The Company leases office facilities in Palo Alto, California; Mountain View, California; San Francisco, California; Pittsburgh, Pennsylvania; Bozeman, Montana; Coppell, Texas; Wixom, Michigan; Seattle, Washington; and Louisville, Colorado under non cancelable operating lease agreements that expire between 2021 through 2035. One acquired lease in Pittsburgh has renewal options the Company is reasonably certain to exercise which result in a lease term to 2042.
As of December 31, 2021, the Company’s operating leases had a weighted average remaining lease term of 9.32 years and a weighted average discount rate of 6.22%. Future minimum payments under non cancellable operating leases (with initial or remaining lease terms in excess of one year) and other contractual commitments as of December 31, 2021 were as follows:

Operating leases
Year ending December 31,
2022	$24,155
2023	24,877
2024	24,353
2025	22,670
2026	20,645
Thereafter	60,822

Total	$177,522

Rent expense under operating leases was $25,424 and $14,109, respectively, in 2021 and 20
20
.
In March 2021, the Company remeasured the right of use asset for the Mountain View office which included reclassifying $16,998 from other current assets related to variable payments to construct landlord owned assets. These payments were treated as variable payments as the total amount to be paid for these assets was unknown at the lease commencement date. As the project was completed in March 2021 and the total amounts to be paid by the Company were known, the right of use asset was remeasured and the adjustment was recorded during the period ended March 31, 2021.